Financial Instruments-Risk Management - Summary of Risk Categories of Borrower Internal Grades (Detail) $ in Millions	Oct. 31, 2022 CAD ($)	Oct. 31, 2021 CAD ($)
Investment grade [member] | Equivalent external rating standard and poors AA to A plus [member]
Disclosure of internal credit grades [line items]
Internal grade rating	95
Investment grade [member] | Equivalent external rating standard and poors-A to-A minus [member]
Disclosure of internal credit grades [line items]
Internal grade rating	90
Investment grade [member] | Equivalent external rating standard and poors BBB plus [member]
Disclosure of internal credit grades [line items]
Internal grade rating	87
Investment grade [member] | Equivalent external rating standard and poors BBB [member]
Disclosure of internal credit grades [line items]
Internal grade rating	85
Investment grade [member] | Equivalent external rating standard and poors BBB minus[member]
Disclosure of internal credit grades [line items]
Internal grade rating	83
Non investment grade [member] | Equivalent external rating standard and poors BB plus [member]
Disclosure of internal credit grades [line items]
Internal grade rating	80
Non investment grade [member] | Equivalent external rating standard and poors BB [member]
Disclosure of internal credit grades [line items]
Internal grade rating	77
Non investment grade [member] | Equivalent external rating standard and poors BB minus [member]
Disclosure of internal credit grades [line items]
Internal grade rating	75
Non investment grade [member] | Equivalent external rating standard and poors-B plus [member]
Disclosure of internal credit grades [line items]
Internal grade rating	73
Non investment grade [member] | Equivalent external rating standard and poors-B to-B minus [member]
Disclosure of internal credit grades [line items]
Internal grade rating	70
Watch list [member]
Disclosure of internal credit grades [line items]
Internal grade rating	30
Watch list [member] | Equivalent external rating standard and poors CCC plus [member]
Disclosure of internal credit grades [line items]
Internal grade rating	65
Watch list [member] | Equivalent external rating standard and poors CCC [member]
Disclosure of internal credit grades [line items]
Internal grade rating	60
Watch list [member] | Equivalent external rating standard and poors CCC- to CC [Member]
Disclosure of internal credit grades [line items]
Internal grade rating	40
Default [member]
Disclosure of internal credit grades [line items]
Internal grade rating	21
Non retail [member] | AIRB portfolio [member]
Disclosure of internal credit grades [line items]
Credit risk exposure at default drawn	$ 473,704
Credit risk exposure at default undrawn commitments	129,256
Credit risk exposure at default other exposure	122,044
Credit risk exposure default amount	725,004	$ 621,551
Non retail [member] | AIRB portfolio [member] | Excluding residential mortgages [member]
Disclosure of internal credit grades [line items]
Credit risk exposure at default drawn	401,837
Credit risk exposure at default undrawn commitments	129,256
Credit risk exposure at default other exposure	122,044
Credit risk exposure default amount	653,137	548,507
Non retail [member] | AIRB portfolio [member] | Government guaranteed residential mortgages [Member]
Disclosure of internal credit grades [line items]
Credit risk exposure at default drawn	71,867
Credit risk exposure default amount	71,867	73,044
Non retail [member] | AIRB portfolio [member] | Investment grade [member] | Equivalent external rating standard and poors AAA to AA plus [member]
Disclosure of internal credit grades [line items]
Credit risk exposure at default drawn	117,445
Credit risk exposure at default undrawn commitments	1,986
Credit risk exposure at default other exposure	19,133
Credit risk exposure default amount	$ 138,564	116,190
Non retail [member] | AIRB portfolio [member] | Investment grade [member] | Equivalent external rating standard and poors AA to A plus [member]
Disclosure of internal credit grades [line items]
Internal grade rating	95
Credit risk exposure at default drawn	$ 32,559
Credit risk exposure at default undrawn commitments	12,484
Credit risk exposure at default other exposure	25,532
Credit risk exposure default amount	$ 70,575	62,265
Non retail [member] | AIRB portfolio [member] | Investment grade [member] | Equivalent external rating standard and poors-A to-A minus [member]
Disclosure of internal credit grades [line items]
Internal grade rating	90
Credit risk exposure at default drawn	$ 28,263
Credit risk exposure at default undrawn commitments	21,482
Credit risk exposure at default other exposure	28,470
Credit risk exposure default amount	$ 78,215	75,537
Non retail [member] | AIRB portfolio [member] | Investment grade [member] | Equivalent external rating standard and poors BBB plus [member]
Disclosure of internal credit grades [line items]
Internal grade rating	87
Credit risk exposure at default drawn	$ 43,848
Credit risk exposure at default undrawn commitments	24,277
Credit risk exposure at default other exposure	17,063
Credit risk exposure default amount	$ 85,188	64,634
Non retail [member] | AIRB portfolio [member] | Investment grade [member] | Equivalent external rating standard and poors BBB [member]
Disclosure of internal credit grades [line items]
Internal grade rating	85
Credit risk exposure at default drawn	$ 36,912
Credit risk exposure at default undrawn commitments	21,943
Credit risk exposure at default other exposure	14,236
Credit risk exposure default amount	$ 73,091	52,838
Non retail [member] | AIRB portfolio [member] | Investment grade [member] | Equivalent external rating standard and poors BBB minus[member]
Disclosure of internal credit grades [line items]
Internal grade rating	83
Credit risk exposure at default drawn	$ 50,728
Credit risk exposure at default undrawn commitments	20,387
Credit risk exposure at default other exposure	7,754
Credit risk exposure default amount	$ 78,869	56,540
Non retail [member] | AIRB portfolio [member] | Non investment grade [member] | Equivalent external rating standard and poors BB plus [member]
Disclosure of internal credit grades [line items]
Internal grade rating	80
Credit risk exposure at default drawn	$ 34,036
Credit risk exposure at default undrawn commitments	14,691
Credit risk exposure at default other exposure	4,130
Credit risk exposure default amount	$ 52,857	47,700
Non retail [member] | AIRB portfolio [member] | Non investment grade [member] | Equivalent external rating standard and poors BB [member]
Disclosure of internal credit grades [line items]
Internal grade rating	77
Credit risk exposure at default drawn	$ 27,388
Credit risk exposure at default undrawn commitments	6,381
Credit risk exposure at default other exposure	2,519
Credit risk exposure default amount	$ 36,288	33,774
Non retail [member] | AIRB portfolio [member] | Non investment grade [member] | Equivalent external rating standard and poors BB minus [member]
Disclosure of internal credit grades [line items]
Internal grade rating	75
Credit risk exposure at default drawn	$ 19,556
Credit risk exposure at default undrawn commitments	3,709
Credit risk exposure at default other exposure	2,447
Credit risk exposure default amount	$ 25,712	22,822
Non retail [member] | AIRB portfolio [member] | Non investment grade [member] | Equivalent external rating standard and poors-B plus [member]
Disclosure of internal credit grades [line items]
Internal grade rating	73
Credit risk exposure at default drawn	$ 6,137
Credit risk exposure at default undrawn commitments	1,263
Credit risk exposure at default other exposure	448
Credit risk exposure default amount	$ 7,848	8,449
Non retail [member] | AIRB portfolio [member] | Non investment grade [member] | Equivalent external rating standard and poors-B to-B minus [member]
Disclosure of internal credit grades [line items]
Internal grade rating	70
Credit risk exposure at default drawn	$ 2,022
Credit risk exposure at default undrawn commitments	449
Credit risk exposure at default other exposure	121
Credit risk exposure default amount	$ 2,592	2,814
Non retail [member] | AIRB portfolio [member] | Watch list [member] | Equivalent external rating standard and poors CCC plus [member]
Disclosure of internal credit grades [line items]
Internal grade rating	65
Credit risk exposure at default drawn	$ 300
Credit risk exposure at default undrawn commitments	14
Credit risk exposure at default other exposure	81
Credit risk exposure default amount	$ 395	1,302
Non retail [member] | AIRB portfolio [member] | Watch list [member] | Equivalent external rating standard and poors CCC [member]
Disclosure of internal credit grades [line items]
Internal grade rating	60
Credit risk exposure at default drawn	$ 740
Credit risk exposure at default undrawn commitments	39
Credit risk exposure at default other exposure	9
Credit risk exposure default amount	$ 788	1,626
Non retail [member] | AIRB portfolio [member] | Watch list [member] | Equivalent external rating standard and poors CCC- to CC [Member]
Disclosure of internal credit grades [line items]
Internal grade rating	40
Credit risk exposure at default drawn	$ 744
Credit risk exposure at default undrawn commitments	98
Credit risk exposure at default other exposure	39
Credit risk exposure default amount	$ 881	696
Non retail [member] | AIRB portfolio [member] | Watch list [member] | Equivalent external rating standard and poors default [member]
Disclosure of internal credit grades [line items]
Internal grade rating	30
Credit risk exposure at default drawn	$ 52
Credit risk exposure at default undrawn commitments	2
Credit risk exposure default amount	$ 54	92
Non retail [member] | AIRB portfolio [member] | Default [member]
Disclosure of internal credit grades [line items]
Internal grade rating	21
Credit risk exposure at default drawn	$ 1,107
Credit risk exposure at default undrawn commitments	51
Credit risk exposure at default other exposure	62
Credit risk exposure default amount	$ 1,220	$ 1,228
Top of range [member] | Investment grade [member] | Equivalent external rating standard and poors AAA to AA plus [member]
Disclosure of internal credit grades [line items]
Internal grade rating	99
Top of range [member] | Non retail [member] | AIRB portfolio [member] | Investment grade [member] | Equivalent external rating standard and poors AAA to AA plus [member]
Disclosure of internal credit grades [line items]
Internal grade rating	99
Bottom of range [member] | Investment grade [member] | Equivalent external rating standard and poors AAA to AA plus [member]
Disclosure of internal credit grades [line items]
Internal grade rating	98
Bottom of range [member] | Non retail [member] | AIRB portfolio [member] | Investment grade [member] | Equivalent external rating standard and poors AAA to AA plus [member]
Disclosure of internal credit grades [line items]
Internal grade rating	98